Convertible Note (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule Of Amortized Cost Of Convertible Note [Abstract]
Schedule of Amortized Cost of Convertible Note

The amortized cost of the Convertible Note as of December 31, 2025 consisted of the following:

As of December 31, 2025
US$
Convertible Note Principal- Issued in December,2025	1,500,000
Convertible Note Interest Adjustment	(192,570)
Total	1,307,430

The amortized cost of the Convertible Note as of June 30, 2025 consisted of the following:

As of June 30, 2025
US$
Convertible Note Principal- Issued in June 2025	1,500,000
Convertible Note Interest Adjustment	(419,734)
Total	1,080,266